Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
Operating
Net income (loss)	$ 5,160	$ (2,158)
Adjustments for items not involving cash:
Non-cash items	(1,016)	887
Decrease (increase) in amounts receivable	915	(42)
Increase in inventories	(125)	(338)
(Increase) decrease in prepaid and other assets	(14)	182
Increase (decrease) in amounts payable and accrued liabilities	1,371	(1,486)
Increase in income tax payable	357
Cash provided by (used in) operating activities	6,648	(2,955)
Investing
Exploration and evaluation assets and expenditures		(2,192)
Proceeds from gold sales		535
Purchase of mineral property, plant and equipment	(5,419)	(906)
Increase in other long-term assets	(617)
Cash used in investing activities	(6,036)	(2,563)
Financing
Withholding taxes on settlement of restricted share units	(94)
Lease payments	(64)
Cash used in financing activities	(158)
Net increase (decrease) in cash	454	(5,518)
Cash at beginning of the period	8,476	13,447
Cash at end of the period	$ 8,930	$ 7,929